As of December 31, 2021, the Company holds interests in 85 partnerships with 37 companies, among which Petrobras is the operator in 55 (in 2020, 98 partnerships with 40 companies and operator in 55). There were no new partnerships signed in 2021. The part (Details)
$ in Millions
12 Months Ended
Dec. 31, 2021 USD ($)
Aram [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	ARAM (*)
Principal place of business of joint operation	Santos basin
Proportion of ownership interest in joint operation	80.00%
[custom:DescriptionOfTheOperator]	Petrobras
[custom:YearOfInvestmentInThePartnershipFirm]	2020
[custom:DescriptionOfAdditionalInformation]	Production sharing
[custom:AnpBonus]	$ 496	[1]
B T S E A L 13 A [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	BT-SEAL-13A
Principal place of business of joint operation	Sergipe Alagoas basin
[custom:DescriptionOfTheOperator]	Petrogal
[custom:YearOfInvestmentInThePartnershipFirm]	2020
[custom:DescriptionOfAdditionalInformation]	Concession – split
B T P O T 55 A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation	50.00%
Bzios [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	BÚZIOS – ECO (*)
Principal place of business of joint operation	Santos basin
Proportion of ownership interest in joint operation	90.00%
[custom:DescriptionOfTheOperator]	Petrobras
[custom:YearOfInvestmentInThePartnershipFirm]	2020
[custom:DescriptionOfAdditionalInformation]	Production sharing
[custom:AnpBonus]	$ 14,985	[1]
Cm 477 [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	C-M-477
Principal place of business of joint operation	Campos basin
Proportion of ownership interest in joint operation	70.00%
[custom:DescriptionOfTheOperator]	Petrobras
[custom:YearOfInvestmentInThePartnershipFirm]	2020
[custom:DescriptionOfAdditionalInformation]	Concession

[1]	It includes BNDES, FINAME, FINEP and New Development Bank (NDB)